Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Results of operations from producing activities	¥ 38,049	¥ 120,595	¥ 115,138
Mainland China [member]
Revenue
Results of operations from producing activities	29,134	106,345	109,053
Other countries [member]
Revenue
Results of operations from producing activities	8,915	14,250	6,085
Consolidated entities [member]
Revenue
Sales to third parties	63,517	94,612	104,026
Inter-segment sales	319,031	394,924	386,282
Revenue	382,548	489,536	490,308
Production costs excluding taxes	(133,759)	(138,911)	(128,740)
Exploration expenses	(19,333)	(20,775)	(18,726)
Depreciation, depletion and amortization	(149,960)	(140,440)	(153,386)
Taxes other than income taxes	(21,555)	(30,729)	(36,402)
Accretion expense	(5,107)	(5,525)	(5,678)
Income taxes	(14,709)	(35,814)	(36,105)
Results of operations from producing activities	38,125	117,342	111,271
Consolidated entities [member] | Mainland China [member]
Revenue
Sales to third parties	32,662	44,001	46,051
Inter-segment sales	306,623	379,968	381,740
Revenue	339,285	423,969	427,791
Production costs excluding taxes	(124,154)	(127,900)	(118,979)
Exploration expenses	(18,851)	(19,821)	(17,767)
Depreciation, depletion and amortization	(134,007)	(115,648)	(120,378)
Taxes other than income taxes	(18,865)	(24,876)	(30,140)
Accretion expense	(4,905)	(5,294)	(5,483)
Income taxes	(9,369)	(24,085)	(25,991)
Results of operations from producing activities	29,134	106,345	109,053
Consolidated entities [member] | Other countries [member]
Revenue
Sales to third parties	30,855	50,611	57,975
Inter-segment sales	12,408	14,956	4,542
Revenue	43,263	65,567	62,517
Production costs excluding taxes	(9,605)	(11,011)	(9,761)
Exploration expenses	(482)	(954)	(959)
Depreciation, depletion and amortization	(15,953)	(24,792)	(33,008)
Taxes other than income taxes	(2,690)	(5,853)	(6,262)
Accretion expense	(202)	(231)	(195)
Income taxes	(5,340)	(11,729)	(10,114)
Results of operations from producing activities	8,991	10,997	2,218
Equity method investments [member]
Revenue
Results of operations from producing activities	(76)	3,253	3,867
Equity method investments [member] | Other countries [member]
Revenue
Results of operations from producing activities	¥ (76)	¥ 3,253	¥ 3,867